OTHER GAINS AND CHARGES (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended										12 Months Ended
	Jun. 27, 2018	Mar. 28, 2018	Dec. 27, 2017	Sep. 27, 2017	Jun. 28, 2017	Mar. 29, 2017	Dec. 28, 2016	Sep. 28, 2016	Jun. 29, 2016	Dec. 23, 2015	Jun. 27, 2018	Jun. 28, 2017	Jun. 29, 2016
Restructuring Cost and Reserve [Line Items]
Restaurant impairment charges	$ 1,800		$ 2,000	$ 7,200	$ 3,300		$ 1,900				$ 10,930	$ 5,190	$ 10,651
Impairment of Long-Lived Assets Held-for-use											3,800	5,100
Restaurant closure charges	200	$ 2,800	4,300	200	500	$ 800	300	$ 2,500			7,522	4,084	3,780
Insurance recoveries											1,747	0	0
Insurance Settlements Receivable, Current	1,000										1,000
Cyber security incident charges	2,000										2,000	0	0
Sale-leaseback transaction charges	2,000										1,976	0	0
Lease guarantee charges		500	1,400		1,100						1,943	1,089	0
Accelerated depreciation	500	500	500	500	600		700	700			1,932	1,988	0
Remodel-related costs	1,400										1,486	0	0
Foreign currency transaction loss	1,200	$ (900)	900								1,171	0	0
Equity Method Investment, Realized Gain (Loss) on Disposal											200
Information technology restructuring							200	2,500			0	2,739	0
Gain on the sale of assets, net			$ (300)				$ (2,600)				(293)	(2,659)	(2,858)
Professional Fees					2,400							2,400	1,200
Impairment of investment											0	0	1,000
Severance and other benefits	300				$ 400	$ 5,900		$ 300			306	6,591	3,304
Proceeds from Legal Settlements									$ 1,200	$ 2,000
Acquisition costs											0	$ 0	700
Expenses related to a bankrupt franchisee													$ 1,400
Other Restructuring [Member]
Restructuring Cost and Reserve [Line Items]
Restaurant closure charges											1,800
Hurricane [Member]
Restructuring Cost and Reserve [Line Items]
Insurance recoveries											1,000
Insured Event, Gain (Loss)	400										100
Gain on Business Interruption Insurance Recovery	$ 600
Flood [Member]
Restructuring Cost and Reserve [Line Items]
Insured Event, Gain (Loss)											500
Gain on Business Interruption Insurance Recovery											400
Chili's Canada Restaurants [Member]
Restructuring Cost and Reserve [Line Items]
Restaurant impairment charges				$ 7,200
Restaurant closure charges											4,600
Chili's Restaurants [Member]
Restructuring Cost and Reserve [Line Items]
Restaurant closure charges											$ 1,200